Document	Jun. 16, 2020	Apr. 29, 2020
Cover [Abstract]
Document Type	8-K
Document Period End Date	Jun. 16, 2020
Entity Registrant Name	SONIC AUTOMOTIVE, INC.
Written Communications		false
Soliciting Material		false
Pre-commencement Tender Offer		false
Entity Emerging Growth Company	false
Title of 12(b) Security		Class A Common Stock, par value $0.01 per share
Entity File Number		1-13395
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number		56-2010790
Entity Address, Address Line One		4401 Colwick Road
Entity Address, City or Town		Charlotte,
Entity Address, State or Province		NC
Entity Address, Postal Zip Code		28211
City Area Code	(704)
Local Phone Number	566-2400
Pre-commencement Issuer Tender Offer		false
Trading Symbol		SAH
Security Exchange Name		NYSE
Amendment Flag		false
Entity Central Index Key		0001043509